Average Annual Total Returns - Classes ACS - DWS Massachusetts Tax-Free Fund	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax 10 Years	Class S After tax on distributions 1 Year	Class S After tax on distributions 5 Years	Class S After tax on distributions 10 Years	Class S After tax on distributions and sale of fund shares 1 Year	Class S After tax on distributions and sale of fund shares 5 Years	Class S After tax on distributions and sale of fund shares 10 Years	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	May 28, 1987	7.38%	3.09%	3.91%	7.37%	3.06%	3.89%	5.48%	3.10%	3.87%	7.54%	3.53%	4.34%